COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 102,043	635,740
2014	123,925	772,065
2015	124,987	778,684
2016	123,687	770,586
2017	119,443	744,144
Thereafter	536,279	3,341,072
Total	$ 1,130,364	7,042,291